Document And Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Arcellx, Inc.
Entity Central Index Key	0001786205
Entity Emerging Growth Company	true
Securities Act File Number	001-41259
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2855917
Entity Address, Address Line One	25 West Watkins Mill Road
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	327-0603
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ACLX
Security Exchange Name	NASDAQ